Marketing, Licensing and Distribution Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Marketing, Licensing and Distribution Agreements.
Marketing, Licensing and Distribution Agreements

13)    Marketing, Licensing and Distribution Agreements

(a)    Vivus

On September 30, 2016, the Company entered into a License and Commercialization Agreement (the “License Agreement”) with Vivus to purchase and receive the license for the commercialization and exploitation of Stendra® for a one-time fee of $70 million. The License Agreement gives the Company the right to sell Stendra® in the U.S and its territories, Canada, South America, and India. Vivus was originally granted the license in December 2000 from Mitsubishi Tanabe Pharma Corporation (“MTPC”) to develop, market, and manufacture Stendra®. Stendra® was approved by the FDA in April 2012 to treat ED.

Under the License Agreement, the Company will pay MTPC a royalty of 5% on the first $500 million of net sales and 6% of net sales thereafter. In consideration for the trademark assignment and the use of the trademarks associated with the product and the Vivus technology, the Company shall (a) during the first, second, and third years following the expiration of the Royalty Period in a particular country in the Company’s territory, pay to Vivus a royalty equal to 2% of the net sales of products in such territory; and (b) following the fourth and fifth years following the expiration of the Royalty Period in such territory, pay to Vivus a royalty equal to 1% of the net sales of products in such territory. Thereafter, no further royalties shall be owed with respect to net sales of Stendra® in such territory.

In addition, the Company will be responsible for a pro-rata portion of a $6 million milestone payment to be paid once $250 million in sales has been reached on the separate revenue stream of Stendra®. Should the $250 million of sales threshold be reached, the Company will be responsible for $3.2 million of the milestone payment.

On January 18, 2022, Petros and Vivus entered into a Settlement Agreement (the “Vivus Settlement Agreement”) related to the minimum purchase requirements under the Vivus Supply Agreement in 2018, 2019 and 2020 and certain reimbursement rights asserted by a third-party retailer in connection with quantities of the Company’s Stendra® product that were delivered to the third-party retailer and later returned. In connection with the Vivus Settlement Agreement, Petros retained approximately $7.3 million of Active Pharmaceutical Ingredient (“API”) inventory under the Vivus Supply Agreement. In exchange for the API and reduction of current liabilities after prepayment of $900,000, Petros executed an interest-bearing promissory note (the “Note”) in favor of Vivus in the original principal amount of $10,201,758, which the Company believes approximates fair value (See Note 8).

In addition to the payments to be made in accordance with the Note, the Company further agreed in the Vivus Settlement Agreement to (i) grant to Vivus a right of first refusal to provide certain types of debt and convertible equity (but not preferred equity) until the Note is paid in full, and (ii) undertake to make certain regulatory submissions to effectuate Vivus’ ability to exercise its rights under the License Agreement. On January 18, 2022, the Company made a prepayment of the obligations under the Note in the amount of $900,000, and a payment of $1,542,904 with respect to a purchase order made in 2021 to Vivus. In consideration of these payments and upon the Company’s satisfaction of certain regulatory submissions, Vivus released 100% of the quantity of bulk Stendra® tablets by the end of the first quarter 2022.

As a result of entering into the Vivus Settlement Agreement, the Company decreased accrued expenses by $6.5 million and decreased accrued inventory purchases by $14.2 million; which were partially offset by a decrease in API purchase commitments of $6.2 million and an increase to liabilities for the Note of $10.2 million (which is net of the $0.9 million prepayment on the Note). As a result, the Company recorded a $3.4 million gain on settlement for the year ended December 31, 2022.

API inventory is not a finished good. The additional API inventory that the Company does not have title to is classified as API Inventory in either other current assets or other assets, depending on whether the Company expects to take title to the product within one year from the date of the financial statements. As of September 30, 2024, and December 31, 2023, there was $1.4 million and $0.7 million respectively, included in other current assets (see Note 5 Prepaid Expenses and Other Current Assets). As of September 30, 2024, and December 31, 2023, there was $3.0 million and $4.2 million, respectively,included as other assets on the accompanying consolidated balance sheets, respectively. The Company reviews its inventory levels and purchase commitments for excess amounts that it is required to purchase but projects it will not be able to sell prior to product expiry. The Company did not record any reserve for the three and nine months ended September 30, 2024, and 2023.

During the nine months ended September 30, 2024, and 2023, the Company incurred royalties to MTPC for Stendra® of $104,309 and $170,822, respectively. During the three months ended September 30, 2024, and 2023, the Company incurred royalties to MTPC for Stendra® of $42,903 and $46,288, respectively. Royalties incurred were included in cost of goods sold in the consolidated statements of operations. As of September 30, 2024, the Company had a payable for royalties of $42,903, which is included in accrued expenses in the accompanying consolidated balance sheets. As of December 31, 2023, the Company had a receivable for royalties of $56,503, which is included in other current assets. (see Note 7 Accrued Expenses and Note 5 Prepaid Expenses and other Current Assets).

The license agreement between MTPC and Vivus (“MTPC License”) contains certain termination rights that would allow MTPC to terminate the agreement if Vivus were to breach any of the terms of the MTPC License or become insolvent or bankrupt. In the event that MTPC terminates the MTPC License with Vivus because of any contractual breach the Company has step-in rights with MTPC, which would allow the Company to continue to sell Stendra®.

(b)    Patheon

Following the termination of the Vivus Supply Agreement, Petros, through its subsidiary Metuchen, entered into a Technology Transfer Service Agreement on January 20, 2022, with Patheon Pharmaceuticals Inc., part of Thermo Fisher Scientific (“Patheon”), pursuant to which the Company and Patheon agreed to collaborate as strategic partners for commercial production of Stendra® tablets at Patheon’s facilities in Cincinnati, Ohio. Under the agreement, Patheon or one of its affiliates will provide pharmaceutical development and technology transfer services in order to establish and validate its ability to manufacture supply of the Company’s Stendra® product. Any commercial sale of product manufactured during the performance of the agreement must be subject to a subsequent commercial manufacturing services agreement (with associated quality agreement) between the parties before it can be offered for commercial sale.

14)   Marketing, Licensing and Distribution Agreements

(a)    Vivus

On September 30, 2016, the Company entered into a License and Commercialization Agreement (the “License Agreement”) with Vivus, Inc (“Vivus”) to purchase and receive the license for the commercialization and exploitation of Stendra® for a one-time fee of $70 million. The License Agreement gives the Company the right to sell Stendra® in the U.S and its territories, Canada, South America, and India. In December 2000, Vivus originally was granted the license from Mitsubishi Tanabe Pharma Corporation (“MTPC”) to develop, market, and manufacture Stendra®. Stendra® was approved by the Food and Drug Administration (“FDA”) in April 2012 to treat male erectile dysfunction.

Under the License Agreement, the Company will pay MTPC a royalty of 5% on the first $500 million of net sales and 6% of net sales thereafter. In consideration for the trademark assignment and the use of the trademarks associated with the product and the Vivus technology, the Company shall (a) during the first, second, and third years following the expiration of the Royalty Period in a particular country in the Company’s territory, pay to Vivus a royalty equal to 2% of the net sales of products in such territory; and (b) following the fourth and fifth years following the end of the Royalty Period in such territory, pay to Vivus a royalty equal to 1% of the net sales of products in such territory. Thereafter, no further royalties shall be owed with respect to net sales of Stendra® in such territory.

In addition, the Company will be responsible for a pro-rata portion of a $6 million milestone payment to be paid once $250 million in sales has been reached on the separate revenue stream of Stendra®. Should the $250 million of sales threshold be reached, the Company will be responsible for $3.2 million of the milestone payment.

In connection with the License Agreement, the Company and Vivus also entered into a Supply Agreement on the effective date of the License Agreement, which has since been terminated, effective September 30, 2021.

On January 18, 2022, Petros and Vivus entered into a Settlement Agreement (the “Vivus Settlement Agreement”) related to the minimum purchase requirements under the Vivus Supply Agreement in 2018, 2019 and 2020 and certain reimbursement rights asserted by a third-party retailer in connection with quantities of the Company’s Stendra® product that were delivered to the third-party retailer and later returned. In connection with the Vivus Settlement Agreement, Petros retained approximately $7.3 million of Active Pharmaceutical Ingredient (“API”) inventory under the Vivus Supply Agreement. In exchange for the API and reduction of current liabilities after prepayment of $900,000, Petros executed an interest-bearing promissory note (the “Note”) in favor of Vivus in the principal amount of $10,201,758, which the Company believes approximates fair value (See Note 8).

In addition to the payments to be made in accordance with the Note, the Company further agreed in the Vivus Settlement Agreement to (i) grant to Vivus a right of first refusal to provide certain types of debt and convertible equity (but not preferred equity) until the Note is paid in full, and (ii) undertake to make certain regulatory submissions to effectuate Vivus’ ability to exercise its rights under the License Agreement. On January 18, 2022, the Company made a prepayment of the obligations under the Note in the amount of $900,000, and a payment of $1,542,904 with respect to a purchase order made in 2021 to Vivus. In consideration of these payments and upon the Company’s satisfaction of certain regulatory submissions Vivus released 100% of the quantity of bulk Stendra® tablets by the end of the first quarter 2022.

As a result of entering into the Vivus Settlement Agreement, the Company decreased accrued expenses by $6.5 million and decreased accrued inventory purchases by $14.2 million; which were partially offset by a decrease in API purchase commitments of $6.2 million and an increase to liabilities for the Note of $10.2 million (which is net of the $0.9 million prepayment on the Note). As a result, the Company recorded a $3.4 million gain on settlement.

As of December 31, 2023, and 2022, the Company has $0.0 and $0.0 million, respectively, of accrued inventory purchases related to the Company’s minimum purchase obligations with Vivus for raw material or API inventory. API inventory is not a finished good.  The Company has $1.2 million of API which is classified as prepaid inventory. The additional API inventory that the Company does not have title to is classified as API Product in either other current assets or other assets, depending on whether the Company expects to take title to the product within one year from the date of the financial statements. As of December 31, 2023, and 2022, there was $0.7 million and $0.7 million respectively included in other current assets (see Note 5 Prepaid and Other Current Assets). As of December 31, 2023, and 2022, there was $4.2 million and $5.1 million included as other assets on the accompanying consolidated balance sheets, respectively. The Company reviews its inventory levels and purchase commitments for excess amounts that it is required to purchase but projects it will not be able to sell prior to product expiry. The Company did not record any reserve for the years ended December 31, 2023, and 2022.

During the years ended December 31, 2023, and 2022, the Company incurred royalties to MTPC for Stendra(R) of $114,319 and $136,732, respectively. Royalties incurred were included in cost of goods sold in the consolidated statements of operations. As of December 31, 2023, and 2022, the Company had a receivable for royalties of $56,503 and $106,115, respectively, which is included in other current assets in prepaid expenses and other current assets (see Note 5 Prepaid and Other Current Assets).

The license agreement between MTPC and Vivus (“MTPC License”) contains certain termination rights that would allow MTPC to terminate the agreement if Vivus were to breach any of the terms of the MTPC License or become insolvent or bankrupt. In the event that MTPC terminates the MTPC License with Vivus because of any contractual breach the Company has step-in rights with MTPC, which would allow the Company to continue to sell Stendra®.

(b)    Patheon

Following the termination of the Vivus Supply Agreement, Petros, through its subsidiary Metuchen, entered into a Technology Transfer Service Agreement on January 20, 2022, with Patheon Pharmaceuticals Inc., part of Thermo Fisher Scientific (“Patheon”), pursuant to which the Company and Patheon agreed to collaborate as strategic partners for commercial production of Stendra® tablets at Patheon’s facilities in Cincinnati, Ohio. Under the Agreement, Patheon or one of its affiliates will provide pharmaceutical development and technology transfer services in order to establish and validate its ability to manufacture supply of the Company’s Stendra® product. Any commercial sale of product manufactured during the performance of the Agreement must be subject to a subsequent commercial manufacturing services agreement (with associated quality agreement) between the parties before it can be offered for commercial sale.